Schedule of Investments (unaudited)
November 30, 2024
 ClearBridge Growth Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value
Common Stocks — 99.7%
Communication Services — 10.4%
Diversified Telecommunication Services — 0.0%††
GCI Liberty Inc., Class A Shares (Escrow)	370,293	$1,851 *(a)(b)
Entertainment — 7.8%
Liberty Media Corp.-Liberty Formula One, Class C Shares	698,195	61,692,510 *
Madison Square Garden Entertainment Corp.	917,972	33,955,784 *
Madison Square Garden Sports Corp.	634,569	145,919,142 *
TKO Group Holdings Inc.	851,060	117,412,238 *
Total Entertainment		358,979,674
Interactive Media & Services — 2.3%
Pinterest Inc., Class A Shares	3,435,052	104,150,777 *
Media — 0.3%
Comcast Corp., Class A Shares	317,497	13,712,695

Total Communication Services		476,844,997
Consumer Discretionary — 9.7%
Hotels, Restaurants & Leisure — 4.9%
Airbnb Inc., Class A Shares	703,936	95,812,729 *
Chipotle Mexican Grill Inc.	1,064,600	65,494,192 *
Starbucks Corp.	639,200	65,492,432
Total Hotels, Restaurants & Leisure		226,799,353
Specialty Retail — 4.8%
TJX Cos. Inc.	1,170,000	147,057,300
Tractor Supply Co.	257,800	73,130,126
Total Specialty Retail		220,187,426

Total Consumer Discretionary		446,986,779
Consumer Staples — 1.3%
Personal Care Products — 1.3%
e.l.f. Beauty Inc.	468,900	60,731,928 *

Financials — 6.4%
Capital Markets — 6.4%
Ares Management Corp., Class A Shares	545,200	96,353,196
Cohen & Steers Inc.	1,197,282	125,307,534
MSCI Inc.	116,300	70,899,969

Total Financials		292,560,699
Health Care — 15.5%
Biotechnology — 8.4%
AbbVie Inc.	175,625	32,127,081
Biogen Inc.	55,762	8,957,050 *
Ionis Pharmaceuticals Inc.	669,237	23,911,838 *
Ultragenyx Pharmaceutical Inc.	436,003	20,766,823 *
Vertex Pharmaceuticals Inc.	645,496	302,176,043 *
Total Biotechnology		387,938,835
Health Care Equipment & Supplies — 2.3%
IDEXX Laboratories Inc.	78,500	33,107,375 *
Insulet Corp.	265,100	70,723,378 *
Total Health Care Equipment & Supplies		103,830,753
See Notes to Schedule of Investments.

ClearBridge Growth Fund 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
November 30, 2024
 ClearBridge Growth Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Health Care Providers & Services — 3.5%
UnitedHealth Group Inc.	260,196	$158,771,599
Health Care Technology — 0.9%
Doximity Inc., Class A Shares	757,390	40,141,670 *
Life Sciences Tools & Services — 0.4%
Charles River Laboratories International Inc.	103,014	20,505,967 *

Total Health Care		711,188,824
Industrials — 17.6%
Aerospace & Defense — 3.6%
L3Harris Technologies Inc.	669,367	164,831,624
Building Products — 4.0%
Builders FirstSource Inc.	290,800	54,225,476 *
Johnson Controls International PLC	1,547,019	129,733,013
Total Building Products		183,958,489
Commercial Services & Supplies — 2.4%
Cintas Corp.	356,400	80,471,556
Clean Harbors Inc.	111,100	28,895,999 *
Total Commercial Services & Supplies		109,367,555
Electrical Equipment — 2.6%
Vertiv Holdings Co., Class A Shares	948,700	121,054,120
Ground Transportation — 2.2%
Old Dominion Freight Line Inc.	447,700	100,795,178
Professional Services — 0.3%
Paylocity Holding Corp.	65,200	13,531,608 *
Trading Companies & Distributors — 2.5%
W.W. Grainger Inc.	95,500	115,109,970

Total Industrials		808,648,544
Information Technology — 36.9%
Electronic Equipment, Instruments & Components — 5.1%
TE Connectivity PLC	1,543,592	233,267,623
IT Services — 5.4%
Accenture PLC, Class A Shares	247,825	89,804,345
MongoDB Inc.	60,100	19,381,649 *
Shopify Inc., Class A Shares	749,700	86,665,320 *
Snowflake Inc., Class A Shares	304,313	53,193,913 *
Total IT Services		249,045,227
Semiconductors & Semiconductor Equipment — 6.4%
Broadcom Inc.	1,800,270	291,787,761
Software — 18.9%
Autodesk Inc.	858,121	250,485,520 *
Crowdstrike Holdings Inc., Class A Shares	613,113	212,118,705 *
DocuSign Inc.	438,189	34,919,281 *
Dolby Laboratories Inc., Class A Shares	536,723	42,036,145
HubSpot Inc.	288,671	208,146,225 *
ServiceNow Inc.	115,800	121,525,152 *
Total Software		869,231,028
See Notes to Schedule of Investments.

ClearBridge Growth Fund 2024 Quarterly Report

 ClearBridge Growth Fund
(Percentages shown based on Fund net assets)
Security		Shares	Value

Technology Hardware, Storage & Peripherals — 1.1%
Seagate Technology Holdings PLC		232,358	$23,544,836
Western Digital Corp.		390,511	28,503,398 *
Total Technology Hardware, Storage & Peripherals			52,048,234

Total Information Technology			1,695,379,873
Materials — 1.9%
Metals & Mining — 1.9%
Freeport-McMoRan Inc.		1,983,802	87,684,049
Total Investments before Short-Term Investments (Cost — $2,033,505,703)			4,580,025,693
	Rate
Short-Term Investments — 0.3%
JPMorgan 100% U.S. Treasury Securities Money Market Fund, Institutional Class	4.473%	8,323,197	8,323,197 (c)
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	4.586%	8,323,197	8,323,197 (c)(d)

Total Short-Term Investments (Cost — $16,646,394)			16,646,394
Total Investments — 100.0% (Cost — $2,050,152,097)			4,596,672,087
Liabilities in Excess of Other Assets — (0.0)%††			(2,212,695)
Total Net Assets — 100.0%			$4,594,459,392

††	Represents less than 0.1%.
*	Non-income producing security.
(a)	Security is fair valued in accordance with procedures approved by the Board of Trustees (Note 1).
(b)	Security is valued using significant unobservable inputs (Note 1).
(c)	Rate shown is one-day yield as of the end of the reporting period.
(d)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At November 30, 2024, the total market value of investments in Affiliated Companies was $8,323,197 and the cost was $8,323,197 (Note 2).

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedule of Investments.

ClearBridge Growth Fund 2024 Quarterly Report

Notes to Schedule of Investments (unaudited)
1. Organization and significant accounting policies
ClearBridge Growth Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Investment Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.
(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.
Pursuant to policies adopted by the Board of Trustees, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

ClearBridge Growth Fund 2024 Quarterly Report

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments:
Common Stocks†:
Communication Services	$476,843,146	—	$1,851	$476,844,997
Other Common Stocks	4,103,180,696	—	—	4,103,180,696
Total Long-Term Investments	4,580,023,842	—	1,851	4,580,025,693
Short-Term Investments†	16,646,394	—	—	16,646,394
Total Investments	$4,596,670,236	—	$1,851	$4,596,672,087

†	See Schedule of Investments for additional detailed categorizations.
2. Transactions with affiliated company
As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended November 30, 2024. The following transactions were effected in such company for the period ended November 30, 2024.

	Affiliate Value at August 31, 2024	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	$2,071,784	$61,995,411	61,995,411	$55,743,998	55,743,998

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at November 30, 2024
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	—	$47,196	—	$8,323,197

ClearBridge Growth Fund 2024 Quarterly Report